Contingencies and restrictions - Tax Contingencies (Details) - USD ($)												12 Months Ended
	Jan. 27, 2026	Nov. 26, 2025	Apr. 05, 2024	Jan. 19, 2024	Dec. 19, 2023	Aug. 30, 2023	Jun. 30, 2023	Jul. 15, 2021	Nov. 17, 2017	Mar. 24, 2017	Aug. 26, 2016	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Mining assets												$ 181,715,000		$ 162,074,000
SQM Salar | Non-current tax assets
Disclosure of contingent liabilities [line items]
Mining assets												59,500,000	$ 59,500,000	$ 59,500,000
Chilean Internal Revenue Service (IRS) | SQM Salar | Pending Litigation Claims
Disclosure of contingent liabilities [line items]
Adjustment to tax expense (income)			$ 1,106,200,000
Third tax and customs court | Disallowed Donation Expense Under Article 21
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount						$ 319,000
Fourth Tax And Customs Court | Disallowed Donation Expense Under Article 21
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount									$ 209,000
Santiago Metropolitan Region First Tax And Customs Court | Disallowed Donation Expense Under Article 21
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount												511,000
Tax Periods 2012 to 2023 | Chilean Internal Revenue Service (IRS) | SQM Salar
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount													986,300,000
Tax contingencies, assessed excess tax amount													59,500,000
Tax contingencies, contested tax													818,000,000.0
Interest and associated fines													$ 108,800,000
Tax Periods 2011 To 2022 | Chilean Internal Revenue Service (IRS) | SQM Salar | Pending Litigation Claims
Disclosure of contingent liabilities [line items]
Adjustment to tax expense (income)			926,700,000
Tax Period 2023 | Chilean Internal Revenue Service (IRS)
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount					$ 785,000
Tax contingencies, assessed excess tax amount					10,900
Tax contingencies, contested tax					$ 774,100
Tax Period 2023 | Chilean Internal Revenue Service (IRS) | SQM Salar | Pending Litigation Claims
Disclosure of contingent liabilities [line items]
Adjustment to tax expense (income)			162,800,000
Tax Period 2024 | Chilean Internal Revenue Service (IRS)
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount		$ 472,500
Tax contingencies, dispute amount, refund granted		310,000
Tax contingencies, dispute amount, refund denied		$ 162,500
Tax Period 2024 | Chilean Internal Revenue Service (IRS) | Changes in tax rates or tax laws enacted or announced | Nova Andino Lito SpA
Disclosure of contingent liabilities [line items]
Income taxes paid (refund)	$ 139,000
Tax Period 2024 | Chilean Internal Revenue Service (IRS) | SQM Salar | Pending Litigation Claims
Disclosure of contingent liabilities [line items]
Adjustment to tax expense (income)			16,700,000
Tax Period 2025 | Chilean Internal Revenue Service (IRS) | SQM Salar | Pending Litigation Claims
Disclosure of contingent liabilities [line items]
Adjustment to tax expense (income)			$ 34,400,000
Tax Period 2012 to 2014 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount											$ 17,800,000
Tax contingencies, contested tax											11,500,000
Interest and associated fines											$ 6,300,000
Tax Period 2015 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount										$ 3,200,000
Tax Period 2016 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount										5,500,000
Tax Period 2016 | First Tax And Customs Court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount												$ 3,800,000
Tax Period 2015 to 2016 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, assessed excess tax amount										1,200,000
Tax contingencies, contested tax										3,800,000
Interest and associated fines										$ 500,000
Tax Period 2017 to 2018 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount								$ 63,900,000
Tax contingencies, assessed excess tax amount								17,600,000
Tax contingencies, contested tax								30,200,000
Interest and associated fines								$ 16,100,000
Tax Period 2019 | First Tax And Customs Court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount							$ 36,700,000
Tax contingencies, assessed excess tax amount							9,700,000
Tax contingencies, contested tax							$ 27,000,000.0
Tax Periods 2020 And 2021 | First Tax And Customs Court | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount				$ 20,700,000
Tax contingencies, assessed excess tax amount				5,600,000
Tax contingencies, contested tax				15,100,000
Tax Period 2022 | Third tax and customs court | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount				53,500,000
Tax contingencies, assessed excess tax amount				14,400,000
Tax contingencies, contested tax				36,100,000
Interest and associated fines				$ 3,000,000